Share based compensation - Assumptions used in estimated fair value of share options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Share-based compensation
Share-based compensation expense		¥ 91,367	$ 13,247	¥ 810,178	¥ 59,476
Minimum
Share-based compensation
Fair value of the ordinary shares on the date of grant						$ 1.55
Exercise price						0.0001
Risk-free interest rate				1.12%
Expected volatility				37.00%
Maximum
Share-based compensation
Fair value of the ordinary shares on the date of grant						3.21
Exercise price						$ 0.01
Risk-free interest rate				1.74%
Expected volatility				46.00%
Options
Share-based compensation
Fair value of the ordinary shares on the date of grant			$ 0.34				$ 2.92
Exercise price							$ 0.01
Risk-free interest rate					0.82%
Expected term (in years)		10 years	10 years	10 years	10 years
Expected volatility					42.00%
Dividend yield		0.00%	0.00%	0.00%	0.00%
Share-based compensation expense | ¥	¥ 261,400
Unrecognized compensation expenses		3 years 4 months 9 days	3 years 4 months 9 days
Period expected to be recognized		3 years 4 months 9 days	3 years 4 months 9 days
Options | Minimum
Share-based compensation
Exercise price			$ 0.0003
Risk-free interest rate		1.12%	1.12%
Expected volatility		37.00%	37.00%
Options | Maximum
Share-based compensation
Exercise price			$ 0.01
Risk-free interest rate		1.74%	1.74%
Expected volatility		46.00%	46.00%